Off-balance Sheet Items - Schedule of Counter-guarantees, Classified by Type (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [abstract]
Other Preferred Guarantees Received	$ 652,888	$ 32,657
Other Guarantees Received	$ 4,656,895	$ 1,038,715